Financial instruments and risk management - Schedule of average monthly net borrowings and effective interest rate (Details) - GBP (£) £ in Millions	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Disclosure of average monthly borrowings and effective interest rate [line items]
Average monthly net borrowings	£ 14,137	£ 12,109	£ 13,246
Effective interest rate	2.70%	2.70%	2.60%
Weighted average
Disclosure of average monthly borrowings and effective interest rate [line items]
Average monthly net borrowings	£ 12,692	£ 12,702	£ 12,708